DEFERRED TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
Disclosure of Deferred Taxation

	US Dollars
Figures in millions	2021	2020	2019

Deferred taxation relating to temporary differences is made up as follows:
Liabilities
Tangible assets (owned)	442	373	370
Right-of-use assets	53	40	48
Inventories	13	20	24
Other	22	13	9
	530	446	451
Assets
Provisions	141	122	209
Lease liabilities	56	42	52
Tax losses	16	15	45
Other	11	28	9
	224	207	315
Net deferred taxation liability	306	239	136
Included in the statement of financial position as follows:
Deferred tax assets (1)	7	7	105
Deferred tax liabilities	313	246	241
Net deferred taxation liability	306	239	136
The movement on the net deferred tax balance is as follows:
Balance at beginning of year	239	136	315
Taxation of items included in income statement from continuing and discontinued operations	64	53	(189)
Taxation of non-current assets and liabilities included in discontinued operations	—	28	—
Taxation on items included in other comprehensive income	6	6	(2)
Transfer to non-current assets and liabilities held for sale	—	—	15
Translation	(3)	16	(3)
Balance at end of year	306	239	136
(1) Deferred tax assets of $7m (2020: $7m; 2019: nil) were recognised for Obuasi, resulting from generated tax losses to be utilised against future taxable income. Deferred tax assets recorded in 2019 for South Africa, were fully derecognised during the fourth quarter of 2020 as part of the disposal of the South African assets and on consideration of future recovery.